PENSION BENEFITS (Details 14) (USD $)				12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Level 3	Oct. 31, 2011 Level 3	Oct. 31, 2012 Guaranteed Investment Contract	Oct. 31, 2011 Guaranteed Investment Contract	Oct. 31, 2012 Guaranteed Investment Contract Level 3	Oct. 31, 2011 Guaranteed Investment Contract Level 3
Fair value of plan assets at beginning of year	$ 5,960,630	$ 5,452,890	$ 4,869,192	$ 172,894	$ 173,652	$ 172,894	$ 173,652	$ 0	$ 172,894
Purchases, sales, issuances and settlements, net				(172,894)	(758)	(172,894)	(758)
Fair value of plan assets at end of year	$ 5,960,630	$ 5,452,890	$ 4,869,192	$ 0	$ 172,894	$ 0	$ 172,894	$ 0	$ 172,894